General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
General and Administrative Expenses [Abstract]
Summary of General and administrative expenses
General and administrative expenses for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020		2021	2022

Employee benefits:
Salaries	~~W~~	3,034,543	3,283,436	3,423,186
Severance benefits:
Defined contribution		36,660	38,577	38,902
Defined benefit		184,753	192,614	169,882
Termination benefits		94,723	268,089	154,012

		3,350,679	3,782,716	3,785,982

Entertainment		34,963	38,552	46,359
Depreciation		475,506	490,457	516,164
Amortization		129,976	155,202	186,448
Taxes and utility bills		197,996	187,432	226,197
Advertising		204,308	280,780	339,955
Research		20,271	25,320	29,289
Others		798,774	782,629	883,120

	~~W~~	5,212,473	5,743,088	6,013,514